Share Capital (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of classes of share capital [line items]
Schedule of Stock Options Activities
Details of the share options are as follows:

	Year ended December 31,
	2019		2018
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Outstanding – beginning of period	22,692,002	$0.91	21,659,002	$0.98
Granted	3,625,000	0.81	2,503,000	0.91
Exercised	(625,000)	0.71	(225,000)	0.67
Expired	(1,626,002)	1.01	(1,245,000)	2.06
Anti-dilution price adjustment	-	(0.12)	-	-
Outstanding – end of period	24,066,000	$0.77	22,692,002	$0.91

Schedule of Fair Value of Options Granted Using Black-scholes Option Pricing Model
The fair value of share options granted were estimated at the date of grant using the Black-Scholes pricing model with the following weighted average assumptions:

	Year ended December 31,
	2019	2018
Risk-free interest rate	2.52%	2.33% to 2.58%
Expected dividend yield	-	-
Expected forfeiture rate	-	-
Expected volatility	54.56%	56.07% to 61.80%
Expected life in years	2.50	2.50 to 5.00
Weighted average fair value of each option	$0.29	$0.34 to $0.61

Schedule of Stock Options Outstanding and Exercisable
Details of the share options outstanding as at December 31, 2019 are as follows:

Range of Exercise Prices	Number of options outstanding	Number of options exercisable	Weighted Average Exercise Price	Weighted Average Remaining Life
0.52 to 0.69	10,294,000	9,994,000	$0.63	2.24
0.70 to 0.86	9,717,000	9,018,000	0.77	3.79
0.87 to 1.30	2,945,000	2,945,000	0.92	2.01
1.31 to 1.63	1,050,000	1,050,000	1.56	1.16
1.64 to 2.66	60,000	-	2.66	0.02
	24,066,000	23,007,000	$0.77	2.79

Schedule of Bonus Share
Details of the bonus shares are as follows:

	Year ended December 31,
	2019		2018
	Allocated	Authorized & Unissued	Allocated	Authorized & Unissued
Outstanding – beginning of period	2,700,000	3,640,000	3,150,000	3,640,000
Forfeited	-	-	(450,000)	-
Outstanding – end of period	2,700,000	3,640,000	2,700,000	3,640,000

Warrant [Member]
Disclosure of classes of share capital [line items]
Schedule of Stock Options Activities
Details of the share purchase warrants are as follows:

	Year ended December 31,
	2019		2018
	Number of Purchase Warrants	Weighted Average Exercise Price	Number of Purchase Warrants	Weighted Average Exercise Price
Outstanding – beginning of period	27,189,713	$0.95	21,322,212	$0.99
Issued (Note 7)	6,458,001	0.74	6,458,001	0.82
Anti-dilution price adjustment	-	(0.12)	-	-
Anti-dilution quantity adjustment	4,189,466	-	-	-
Exercised	-	-	(590,500)	1.00
Expiration (Note 7)	(6,458,001)	0.82	-	-
Outstanding – end of period	31,379,179	$0.80	27,189,713	$0.95

Schedule of Fair Value of Options Granted Using Black-scholes Option Pricing Model
The fair value of share purchase warrants granted were estimated at the date of grant using the Black-Scholes pricing model with the following weighted average assumptions:

	Year ended December 31,
	2019	2018
Risk-free interest rate	2.18%	2.05%
Expected dividend yield	-	-
Expected forfeiture rate	-	-
Expected volatility	52.59%	54.54%
Expected life in years	3.00	1.02
Weighted average fair value of each warrant	$0.24	$0.36

Restricted Share Unit (RSU) [Member]
Disclosure of classes of share capital [line items]
Schedule of Stock Options Activities
Details of the restricted shares and restricted share units are as follows:

	Year ended December 31,
	2019	2018
Outstanding - beginning of period	3,347,907	3,281,030
Issued	1,725,869	1,227,004
Vested	(1,049,364)	(1,160,127)
Anti-dilution quantity adjustment	624,452	-
Outstanding - end of period	4,648,864	3,347,907